Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets and Liabilities

The tax effects of significant items comprising the Company’s net deferred taxes as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011

Cumulative NOL	$844,956	$40,851

Deferred Tax Assets:
Net operating loss carry forwards	329,533	15,932
Valuation allowance	(329,533)	(15,932)
	$-	$-

Schedule of Federal Income Tax Rate to Net Loss Before Provision for Income Taxes

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 39 percent to net loss before provision for income taxes for the following reasons:

	December 31,
	2012	2011

Income tax benefit at U. S. federal statutory rates:	$(329,533)	$(15,932)
Change in valuation allowance	329,533	15,932
	$-	$-